Quarterly Holdings Report
for
Fidelity® Municipal Bond Index Fund
September 30, 2023
MBL-NPRT1-1123
1.9894013.104
Municipal Bonds - 98.4%
	Principal Amount (a)	Value ($)
Alabama - 1.1%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	69,554
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	25,379
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	77,659
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	92,381
5% 11/1/39	320,000	333,749
Alabama State Corrections Institution Fin. Auth. Series 2022 A, 5.25% 7/1/47	150,000	154,529
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	25,230
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	152,288
Birmingham Wtrwks. Board:
Series 2016 B, 5% 1/1/30 (Pre-Refunded to 1/1/27 @ 100)	135,000	140,678
Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	4,902
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	18,160
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	35,660
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (b)	50,000	49,797
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	45,000	47,112
UAB Medicine Fin. Auth. Rev.:
Series 2016 B:
3.625% 9/1/41	195,000	160,472
5% 9/1/34	130,000	132,701
Series 2017 B1, 3.25% 9/1/31	5,000	4,511
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	37,510
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	8,422
TOTAL ALABAMA		1,570,694
Alaska - 0.1%
Alaska Gen. Oblig. Series 2015 B, 5% 8/1/27	50,000	50,890
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	77,721
TOTAL ALASKA		128,611
Arizona - 1.0%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	35,257
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	65,166
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	13,147
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	111,893
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	40,537
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	51,540
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	161,650
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	174,149
Series 2017 D, 5% 7/1/25	15,000	15,290
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	85,540
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	46,794
Series 2016 A, 5% 1/1/27	50,000	52,087
Series 2017 A:
5% 1/1/28	100,000	105,797
5% 1/1/33	50,000	52,742
Series 2019 A, 4% 1/1/41	175,000	162,761
Series A:
5% 1/1/31	40,000	42,200
5% 1/1/36	40,000	41,372
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	50,395
5.25% 12/1/24	10,000	10,042
5.25% 12/1/26	15,000	15,180
Series 2007, 5.25% 12/1/23	20,000	20,005
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	45,286
Series 2020 A, 4% 8/1/44	100,000	89,940
TOTAL ARIZONA		1,514,270
Arkansas - 0.1%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	110,000	114,251
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	35,385
TOTAL ARKANSAS		149,636
California - 20.1%
Anaheim Elementary School District Series 2016, 3% 8/1/46	50,000	35,445
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series 1997 C, 0% 9/1/36 (Escrowed to Maturity)	170,000	99,174
Series 1997 C, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	95,000	77,480
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	37,594
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	49,402
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	124,551
Series A, 2.95%, tender 4/1/26 (b)	115,000	110,922
Series 2017 S7:
4% 4/1/34	95,000	95,432
4% 4/1/38	275,000	265,887
4% 4/1/47	5,000	4,544
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	70,000	70,488
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	81,416
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds Series 2022 A1, 4%, tender 8/1/28 (b)	670,000	648,610
California Dept. of Wtr. Resources:
Series 2016 AW, 4% 12/1/34	235,000	238,247
Series 2017 AX, 5% 12/1/31	435,000	463,523
Series 2020 BB, 5% 12/1/35	200,000	219,340
Series AV, 4% 12/1/31	40,000	40,561
Series BA, 5% 12/1/32	65,000	70,803
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	127,735
Series 2001 A:
0% 10/1/30	70,000	51,540
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,006
Series 2018 B, 5% 10/1/43	100,000	101,454
Series T1, 5% 3/15/39	30,000	32,890
Series U6, 5% 5/1/45	35,000	37,822
California Gen. Oblig.:
Series 2012, 4% 9/1/37	215,000	201,829
Series 2013:
5% 9/1/26	75,000	75,151
5% 9/1/27	55,000	55,072
5% 11/1/30	25,000	25,018
Series 2014:
5% 10/1/23	35,000	35,000
5% 11/1/23	50,000	50,047
5% 10/1/28	30,000	30,375
Series 2015:
5% 8/1/26	75,000	76,344
5% 8/1/26	65,000	66,590
5% 9/1/26	20,000	20,515
5% 9/1/28	50,000	51,375
5% 8/1/29	20,000	20,479
5% 8/1/30	170,000	172,859
5% 8/1/45	40,000	40,389
5.25% 8/1/30	95,000	97,597
Series 2016:
3% 9/1/33	355,000	321,203
4% 9/1/28	110,000	111,025
4% 9/1/34	300,000	300,871
4% 9/1/35	50,000	49,897
4% 9/1/36	200,000	196,274
5% 9/1/24	45,000	45,572
5% 9/1/26	160,000	166,345
5% 8/1/27	45,000	46,787
5% 9/1/30	15,000	15,602
5% 9/1/32	50,000	51,818
5% 9/1/45	10,000	10,193
Series 2017 A, 5% 8/1/26	80,000	83,065
Series 2017:
3.5% 8/1/27	25,000	25,016
4% 8/1/37	25,000	24,238
5% 11/1/25	175,000	179,810
5% 11/1/27	75,000	79,368
5% 11/1/27	65,000	68,785
5% 11/1/31	100,000	105,576
5% 8/1/33	100,000	103,528
Series 2018, 5% 10/1/48	100,000	103,058
Series 2019:
3% 10/1/33	70,000	63,484
3% 10/1/34	50,000	44,806
4% 4/1/25	45,000	45,312
5% 4/1/25	105,000	107,244
5% 10/1/25	175,000	180,074
5% 4/1/27	10,000	10,482
5% 4/1/29	140,000	150,348
5% 4/1/30	100,000	107,359
5% 4/1/35	5,000	5,022
5% 4/1/36	75,000	75,333
Series 2020:
2% 11/1/36	60,000	42,520
3% 3/1/28	50,000	48,398
3% 11/1/35	250,000	218,574
4% 3/1/28	40,000	40,766
4% 3/1/29	175,000	178,943
4% 3/1/50	40,000	36,807
5% 11/1/27	50,000	52,912
5% 3/1/32	50,000	54,124
5% 3/1/32	50,000	54,124
5% 3/1/35	220,000	236,124
Series 2021:
4% 12/1/24	100,000	100,511
5% 9/1/31	230,000	253,169
5% 12/1/31	265,000	292,412
California Health Facilities Fing. Auth. Rev.:
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	150,000	144,296
Series 2013 A, 4% 3/1/43	35,000	29,864
Series 2015, 5% 11/15/26	50,000	51,245
Series 2016 A:
3% 10/1/41	50,000	35,683
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	109,455
Series 2016 B:
5% 11/15/46	15,000	15,097
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,441
Series 2017 A:
5% 11/15/26	275,000	286,176
5% 11/1/27	20,000	21,087
Series 2017 A2, 5% 11/1/47	70,000	72,783
Series 2018 A:
4% 11/15/42	65,000	59,553
5% 11/15/26	35,000	36,151
5% 11/15/33	25,000	26,172
California Infrastructure & Econ. Dev. Bank Rev. Series 2003 A, 5% 7/1/29 (Pre-Refunded to 1/1/28 @ 100)	165,000	175,797
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	15,593
5% 10/1/29	25,000	25,946
Series 2018, 5% 10/1/26	25,000	26,192
Series 2020 A1, 5% 4/1/32	225,000	254,916
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (c)	60,000	61,247
5% 12/31/47 (c)	100,000	97,366
Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	17,397
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2020 B, 4% 3/1/45	175,000	161,051
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	20,584
5% 11/1/33	105,000	107,604
5% 11/1/43	40,000	40,380
Series 2016 A:
3.125% 11/1/36	155,000	133,185
5% 11/1/26	45,000	46,754
5% 11/1/45	125,000	127,142
Series 2017 A, 5% 11/1/25	100,000	102,951
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	99,038
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	32,958
5% 1/1/32	20,000	20,273
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	26,734
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	86,090
Series 2017 A, 5% 4/1/47	55,000	53,798
Series 2018 A, 3.5% 3/1/38	125,000	105,876
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	186,650
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	18,557
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	18,213
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	25,662
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	6,905
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	137,991
Downey Unified School District Series 2019 B, 3.625% 8/1/42	280,000	233,873
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	66,226
Series 2017 B, 5% 6/1/27	5,000	5,283
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	165,000	104,053
0% 8/1/38	65,000	32,043
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	50,953
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,657
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/24 (Escrowed to Maturity)	105,000	104,003
0% 1/1/27 (Escrowed to Maturity)	40,000	35,522
0% 1/1/29 (Escrowed to Maturity)	20,000	16,615
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	40,000	39,532
5% 1/15/42 (Assured Guaranty Muni. Corp. Insured)	85,000	85,085
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	40,243
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	10,061
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	67,732
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	27,921
Fresno Unified School District Series 2016 A, 4% 8/1/41	150,000	137,633
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	100,591
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	20,438
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,219
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,219
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	140,000	143,063
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	7,503
Series 2016 B, 3% 8/1/45	20,000	14,479
Hayward Unified School District Gen. Oblig. Series 2019 A, 4% 8/1/48	200,000	179,830
Imperial Irrigation District Elec. Rev. Series 2016 B1, 5% 11/1/46	140,000	142,063
Livermore Valley Joint Unified School District Series 2019, 4% 8/1/46	190,000	172,455
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	24,915
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	105,077
Series 2016, 3% 8/1/32	35,000	31,641
Series B, 0% 8/1/35	150,000	90,266
Los Angeles Cmnty. College District:
Series 2015 A:
5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	170,000	171,845
5% 8/1/31 (Pre-Refunded to 8/1/24 @ 100)	170,000	171,845
Series 2017 J, 5% 8/1/28	30,000	31,805
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	30,326
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	10,109
Series K, 4% 8/1/35	20,000	20,142
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	46,775
Series 2021 A, 5% 7/1/44	190,000	201,943
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	204,858
Series 2018 C, 5% 5/15/37 (c)	75,000	75,927
Series 2018 D:
5% 5/15/31 (c)	80,000	83,257
5% 5/15/34 (c)	120,000	124,368
Series 2022 I, 5% 5/15/42	285,000	300,662
Series A, 5% 5/15/36 (c)	50,000	51,234
Series B:
5% 5/15/34 (c)	10,000	10,365
5% 5/15/48	65,000	67,571
Series C, 5% 5/15/33 (c)	90,000	92,443
Series D, 5% 5/15/26 (c)	65,000	66,281
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2014 C, 5% 7/1/29	40,000	40,331
Series 2014 D, 5% 7/1/44	45,000	44,998
Series 2015 A, 3.25% 7/1/31	100,000	94,283
Series 2016 A:
5% 7/1/40	125,000	127,094
5% 7/1/46	70,000	70,748
Series 2017 A, 5% 7/1/28	5,000	5,261
Series 2020 A, 5% 7/1/27	135,000	143,010
Series 2022 A, 5% 7/1/40	275,000	294,715
Series A, 5% 7/1/31	15,000	16,004
Series B:
5% 7/1/29	50,000	50,132
5% 7/1/30	55,000	59,408
Series C, 5% 7/1/37	25,000	26,514
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,003
Series 2016 B, 5% 7/1/29	50,000	51,642
Series 2022 B:
4% 7/1/49	140,000	126,656
5% 7/1/28	430,000	463,641
Series A:
5% 7/1/33	25,000	26,607
5% 7/1/33	20,000	20,897
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	490,000	461,068
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	40,000	40,451
Series 2016 A, 5% 7/1/40	30,000	30,384
Series 2017 A, 5% 7/1/26	175,000	182,031
Series 2018 B1:
5% 7/1/33	125,000	132,732
5.25% 7/1/42	50,000	52,011
Series 2019 A, 5% 7/1/28	130,000	140,111
Series 2020 C, 5% 7/1/30	60,000	66,172
Series 2020, 5% 7/1/25	10,000	10,277
Series 2021 A, 5% 7/1/25	75,000	77,074
Series A:
5% 7/1/24	5,000	5,056
5% 7/1/29	5,000	5,452
5% 7/1/30	50,000	54,245
Series B, 5% 7/1/25	90,000	92,489
Series C, 5% 7/1/28	55,000	55,479
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	56,440
4% 8/1/47	135,000	122,046
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	60,098
Montebello Unified School District Series A, 5% 8/1/41	50,000	50,996
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	57,357
Series 2009 B, 6.5% 11/1/39	25,000	28,279
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	133,146
Series 2017, 0% 8/1/39	495,000	235,141
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	11,778
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	57,893
Oakland Unified School District Alameda County Series 2021 A, 4% 8/1/46	205,000	189,847
Orange County Wtr. District Rev.:
Series 2017 A, 5% 8/15/29	75,000	79,095
Series 2019 C, 5% 8/15/32	150,000	163,157
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	124,401
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	23,502
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	50,000	39,702
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	164,550
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	31,103
Poway Unified School District Series 2011, 0% 8/1/46	190,000	56,631
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	169,480
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015:
4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	101,273
5.25% 11/1/45 (Pre-Refunded to 11/1/25 @ 100)	180,000	186,315
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	61,296
0% 12/1/34 (FGIC Insured)	100,000	60,002
Sacramento County Sanitation District Fing. Auth. Rev. Series 2021, 5% 12/1/31	200,000	224,608
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	74,494
Sacramento TOT Rev. Series A, 5% 6/1/43	55,000	56,095
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	1,344
San Diego Cmnty. College District Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,212
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	50,898
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	140,000	147,146
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A, 5.25% 8/1/47	30,000	31,245
San Diego Unified School District:
(Election of 1998 Proj.) Series 2005 E2, 5.5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	80,000	84,382
Series 1998 G1:
5.25% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	5,000	5,346
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	25,000	27,240
5.25% 7/1/28 (Escrowed to Maturity)	5,000	5,405
Series 2008 E, 0% 7/1/49	125,000	33,345
Series 2009 1:
0% 7/1/30	20,000	15,581
0% 7/1/30	30,000	23,020
Series 2017 K2, 0% 7/1/31	430,000	308,492
Series A, 0% 7/1/31	15,000	11,017
Series C, 0% 7/1/43	10,000	3,760
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	61,505
Series R1, 0% 7/1/30	35,000	26,856
Series R4, 5% 7/1/28	70,000	71,546
Series R5, 5% 7/1/26	50,000	52,089
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	3,700
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	9,395
Series 2019 B1, 3% 8/1/49	200,000	137,643
Series 2022 D1, 4.125% 8/1/52	195,000	183,394
Series A1, 5% 8/1/47	80,000	81,982
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	25,000	25,910
Series 2017 A, 5% 5/1/47 (c)	40,000	39,229
Series 2017 D:
5% 5/1/24 (c)	35,000	35,183
5% 5/1/25 (c)	105,000	106,356
Series 2019 A, 5% 5/1/49 (c)	25,000	24,791
Series 2019 D:
5% 5/1/26	135,000	139,916
5% 5/1/34	325,000	351,002
5% 5/1/39	30,000	31,441
Series 2019 E, 5% 5/1/34 (c)	175,000	180,993
Series 2020 A, 4% 5/1/39 (c)	15,000	13,788
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	27,969
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	123,574
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	15,322
Series 2020 A, 5% 11/1/50	85,000	87,429
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	200,000	191,036
0% 1/1/26 (Escrowed to Maturity)	30,000	27,645
0% 1/1/28 (Escrowed to Maturity)	200,000	173,795
0% 1/1/28 (Escrowed to Maturity)	35,000	30,212
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,352
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	96,757
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	64,313
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	20,000	20,424
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	86,624
0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	120,659
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	15,515
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	45,903
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	163,270
Series 2019 A, 3.125% 5/1/47	225,000	165,791
Santa Clara Unified School District:
Series 2019, 4% 7/1/48	35,000	32,024
Series 2023, 4% 7/1/40	160,000	156,229
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	77,425
Saugus Union School District Series 2020 C, 2.375% 8/1/44	150,000	97,271
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	135,729
Sierra Joint Cmnty. College District Series 2021 B, 2% 8/1/46	100,000	57,359
Solano Cmnty. College District Series A, 5.125% 8/1/41 (Pre-Refunded to 8/1/28 @ 100)	40,000	42,219
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	169,699
Series B, 3% 8/1/41	5,000	3,791
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	30,455
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	60,269
Sunnyvale Calif Fin. Auth. Lease (Civic Ctr. Proj.) Series 2020, 4% 4/1/50	380,000	345,170
Sweetwater Union High School District Series 2016, 4% 8/1/42	350,000	323,381
Turlock Irrigation District Rev. Series 2016, 5% 1/1/46	205,000	208,887
Twin Rivers Unified School District Series 2016:
0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	135,000	53,021
4% 8/1/43 (Assured Guaranty Muni. Corp. Insured)	400,000	366,973
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	126,485
Series 2016, 5% 5/15/35	135,000	139,456
Series 2017 M, 5% 5/15/32	75,000	78,755
Series 2018 O:
4% 5/15/48	165,000	149,793
5% 5/15/58	105,000	107,353
Series 2020 BE, 5% 5/15/31	235,000	259,378
Series 2021 Q, 5% 5/15/35	250,000	275,394
Series AM, 5.25% 5/15/37	10,000	10,051
Series AY, 5% 5/15/28	20,000	21,107
Series I:
5% 5/15/25	50,000	51,063
5% 5/15/28	40,000	40,883
Series M, 5% 5/15/36	80,000	83,341
Series O, 4% 5/15/29	25,000	25,494
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	77,728
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	74,985
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	12,886
0% 8/1/28	60,000	49,505
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	140,000	108,695
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	93,113
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	33,029
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	165,000	137,091
3% 8/1/37	35,000	28,342
TOTAL CALIFORNIA		29,267,460
Colorado - 1.8%
Colorado Ctfs. of Prtn.:
Series 2020 A, 3% 12/15/36	105,000	85,887
Series 2021 A, 4% 12/15/38	285,000	268,847
Colorado Health Facilities Auth. Rev. Bonds:
(Bethesda Proj.) Series 2018 B, 5% 9/15/53	90,000	69,202
Series 2016 B, 5% 11/15/30	150,000	154,856
Series 2018 A, 4% 11/15/48	100,000	85,847
Series 2019 A, 5% 11/1/29	35,000	36,901
Series 2019 A1:
4% 8/1/37	75,000	68,197
4% 8/1/39	85,000	75,008
4% 8/1/44	55,000	45,871
5% 8/1/26	60,000	60,925
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	25,031
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	25,445
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/28 (c)	30,000	30,777
Series 2018 A:
5% 12/1/25 (c)	115,000	116,060
5% 12/1/36 (c)	60,000	61,555
Series 2018 B, 3.5% 12/1/35	15,000	13,461
Series 2019 C, 5% 11/15/31	30,000	32,033
Series 2022 A, 5% 11/15/41 (c)	245,000	247,984
Series 2022 D, 5% 11/15/42 (c)	165,000	166,271
Denver City & County Board Wtr. Rev. Series 2022 A, 5% 12/15/45	165,000	173,391
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	49,990
Series 2017, 5% 12/1/26	50,000	50,224
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	18,522
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,131
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,830
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	49,938
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	64,265
Park Creek Metropolitan District Series 2015 A, 5% 12/1/45	445,000	428,034
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,034
Series 2016 B1, 2.75% 6/1/30	85,000	77,436
TOTAL COLORADO		2,617,953
Connecticut - 1.4%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	15,114
Series 2015 B, 3.375% 6/15/29	25,000	24,018
Series 2016 A, 5% 3/15/26	30,000	30,917
Series 2017 A, 5% 4/15/27	25,000	26,120
Series 2018 D, 5% 4/15/27	105,000	109,705
Series 2019 A, 5% 4/15/27	25,000	26,120
Series 2020 C, 4% 6/1/31	30,000	30,493
Series 2021 B:
3% 6/1/29	90,000	83,856
3% 6/1/40	100,000	75,568
4% 6/1/31	65,000	66,208
Series A, 5% 3/15/28	35,000	35,521
Series B, 5% 1/15/24	50,000	50,140
Series D:
4% 8/15/31	15,000	14,975
5% 4/15/26	25,000	25,795
Series E:
3.375% 10/15/36	30,000	26,030
5% 9/15/25	30,000	30,661
5% 10/15/25	30,000	30,663
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	209,791
Series 2019 A:
4% 7/1/34	30,000	27,675
5% 7/1/33	135,000	136,042
Series 2020 A, 5% 7/1/30	50,000	51,843
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	13,706
Series 2018 A, 3.5% 5/15/33	5,000	4,623
Series 2020 C1, 2.05% 5/15/37	75,000	54,645
Series B1, 3.45% 11/15/41	5,000	3,970
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 5/1/26	150,000	154,863
Series 2015 B, 5% 8/1/26	110,000	112,280
Series 2016 A, 5% 9/1/31	5,000	5,131
Series 2018 A, 5% 1/1/27	35,000	36,407
Series 2018 B, 5% 10/1/28	120,000	128,045
Series 2021 A, 4% 5/1/37	35,000	33,908
Series A:
4% 9/1/35	145,000	141,747
5% 9/1/30	60,000	61,706
Series B:
5% 10/1/33	10,000	10,544
5% 10/1/36	85,000	88,114
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	26,280
TOTAL CONNECTICUT		2,003,224
Delaware - 0.4%
Delaware Gen. Oblig.:
Series 2009 C, 5% 10/1/25	225,000	230,737
Series 2017, 3.25% 3/1/37	4,000	3,555
Series 2023 A, 5% 5/1/34	150,000	167,756
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	155,000	135,065
5% 10/1/32	15,000	15,965
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	44,149
TOTAL DELAWARE		597,227
District Of Columbia - 1.9%
District of Columbia Gen. Oblig.:
Series 2016 A:
4% 6/1/36	400,000	382,033
5% 6/1/32	40,000	41,174
Series 2017 A, 5% 6/1/29	45,000	47,045
Series 2017 D:
5% 6/1/28	100,000	104,829
5% 6/1/42	35,000	35,575
Series 2019 A:
5% 10/15/31	80,000	85,493
5% 10/15/40	295,000	305,594
5% 10/15/44	15,000	15,375
Series 2021 D, 5% 2/1/31	60,000	65,739
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	115,511
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	194,750
5% 10/1/33	205,000	219,964
District of Columbia Rev. Series 2020, 5% 12/1/27	180,000	189,357
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	25,662
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2014 C:
5% 10/1/27	20,000	20,205
5% 10/1/28	50,000	50,527
Series 2019 A, 5% 10/1/44	130,000	133,561
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B, 4% 10/1/53	45,000	36,922
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	20,000	13,499
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,606
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	24,872
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	42,890
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	10,840
Series 2019 218, 4% 10/1/44	100,000	86,930
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/28 (c)	40,000	39,957
5% 10/1/44 (c)	105,000	104,544
Series 2018 A, 5% 10/1/27 (c)	65,000	66,893
Series 2021 A, 4% 10/1/41 (c)	205,000	183,955
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	10,391
Series 2017 B, 5% 7/1/42	70,000	70,903
TOTAL DISTRICT OF COLUMBIA		2,729,596
Florida - 4.3%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	180,000	165,073
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (c)	35,000	35,116
Series 2019 A, 5% 10/1/49 (c)	100,000	99,163
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (c)	75,000	69,074
Broward County Wtr. & Swr. Util. Rev. Series 2019 A, 4% 10/1/43	200,000	180,492
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	50,000	40,331
4% 7/1/40	20,000	17,491
Series 2017, 3.375% 7/1/42	70,000	54,635
Series 2019 B, 5% 7/1/44	125,000	127,140
Series 2021, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	265,000	273,331
County of Broward Tourist Dev. Tax Rev. (Convention Ctr. Expansion Proj.) Series 2021, 4% 9/1/51	225,000	188,283
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	67,215
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	20,155
Series 2018 A, 4% 6/1/37	55,000	53,651
Series 2018 B, 4% 6/1/48	160,000	140,647
Series 2019 D, 4% 6/1/30	35,000	35,663
Series C, 5% 6/1/25	90,000	91,751
Series D, 4% 6/1/32	25,000	25,053
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	56,416
Series 2021 B, 2% 7/1/43	155,000	93,398
Series 2021 C, 3% 7/1/51	185,000	122,406
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	102,168
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	40,540
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	101,521
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	31,074
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	36,689
3.25% 8/1/49	10,000	7,351
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	50,000	50,000
5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	25,000	25,000
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	78,726
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	131,454
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	75,134
Series 2014, 5% 10/1/28	65,000	65,591
Series 2019 A:
5% 10/1/24	85,000	85,971
5% 10/1/27	80,000	84,100
5% 10/1/29	25,000	26,894
5% 10/1/32	60,000	63,957
5% 10/1/34	100,000	106,349
Jacksonville Trans. Auth. Series 2015, 5% 8/1/35	150,000	151,510
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	14,993
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	8,633
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	24,513
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	116,134
Miami-Dade County Series 2021 B2, 4% 10/1/43	420,000	376,138
Miami-Dade County Aviation Rev.:
Series 2016 A, 5% 10/1/41	20,000	19,946
Series 2020 A, 4% 10/1/39	130,000	121,248
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	155,000	50,602
0% 10/1/46	10,000	2,892
0% 10/1/47	50,000	13,628
Series 2016:
0% 10/1/31	5,000	3,463
0% 10/1/32	15,000	9,833
5% 10/1/26	145,000	150,198
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	88,305
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	55,934
Series 2015 B, 5% 7/1/27	40,000	40,389
Series 2015 D, 3% 7/1/39	10,000	7,550
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	101,131
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	3,996
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	21,284
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	71,089
Series 2017 B, 3.125% 10/1/39	5,000	3,869
Series 2019 B, 3% 10/1/49	10,000	6,733
Series 2019, 5% 10/1/46	165,000	167,116
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	10,183
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	61,891
Orange County Health Facilities Auth. Series 2016, 4% 10/1/45	65,000	55,869
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	18,986
Series 2016 B, 4% 10/1/36	30,000	28,052
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	5,208
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,120
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	41,082
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	102,704
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	90,525
South Broward Hosp. District Rev.:
Series 2017, 5% 5/1/28	55,000	56,924
Series 2021 A, 2.375% 5/1/45	375,000	224,066
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2020 A:
4% 10/1/38	100,000	96,465
5% 10/1/54	260,000	265,902
Tampa Health Sys. Rev. Series 2016 A, 4% 11/15/46	140,000	120,733
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	792
Volusia County Edl. Facilities Auth. Rev. (Stetson Univ., Inc. Proj.) Series 2015, 5% 6/1/45	305,000	301,040
TOTAL FLORIDA		6,205,672
Georgia - 2.0%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	125,000	105,909
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5.25% 11/1/30 (Pre-Refunded to 11/1/23 @ 100)	100,000	100,082
Series 2015:
5% 11/1/28	25,000	25,368
5% 11/1/29	5,000	5,073
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	30,553
5% 11/1/40	40,000	40,190
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	25,461
Series 2018 C, 4% 11/1/37	15,000	14,134
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/49	105,000	91,054
5% 7/1/26	20,000	20,645
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	16,100
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	20,546
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 5% 2/15/45	255,000	248,769
Series 2020 A, 5% 2/15/31	50,000	52,367
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	55,068
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	18,857
Series 2016 F, 5% 1/1/26	25,000	25,728
Series 2017 A, 5% 2/1/25	190,000	193,155
Series 2018 A:
3% 7/1/33	25,000	22,872
4% 7/1/34	155,000	156,278
5% 7/1/27	5,000	5,268
Series 2021 A, 4% 7/1/35	105,000	106,421
Series 2022 C, 5% 7/1/31	205,000	226,296
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	48,476
Series 2017 C, 3.75% 6/1/48	110,000	99,761
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	65,000	56,888
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	275,000	213,613
Gwinnett County School District Gen. Oblig. Series 2019, 5% 2/1/39	100,000	104,559
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	76,422
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	86,208
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	68,720
Series 2019 A, 3.125% 7/1/46	25,000	18,225
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	13,711
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	195,000	183,914
5% 9/1/30	100,000	109,091
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	106,814
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	65,539
TOTAL GEORGIA		2,858,135
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2020 A, 4% 7/1/35 (c)	80,000	75,289
Series 2020 D, 4% 7/1/39	100,000	94,191
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	31,071
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	130,000	132,861
Series 2016 FG, 5% 10/1/30	30,000	30,887
Series FT:
5% 1/1/27	50,000	52,087
5% 1/1/32	65,000	68,327
Series FW, 3.5% 1/1/38	35,000	30,542
Honolulu City & County Gen. Oblig.:
Series 2015 C, 3% 10/1/28	135,000	128,184
Series A, 5% 10/1/39	100,000	100,881
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	233,152
Series 2018 A, 3.375% 7/1/42	40,000	31,790
Series 2019 A, 4% 7/1/37	100,000	95,406
TOTAL HAWAII		1,104,668
Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	25,547
Series 2015 ID:
5.5% 12/1/27	60,000	61,441
5.5% 12/1/29	20,000	20,487
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	95,299
TOTAL IDAHO		202,774
Illinois - 4.8%
Chicago Board of Ed. Series 2016, 5.75% 4/1/35	100,000	104,311
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	28,014
0% 1/1/33	50,000	31,160
Series 2002 B:
5% 1/1/26	5,000	5,033
5% 1/1/26 (Pre-Refunded to 1/1/25 @ 100)	10,000	10,137
Series 2007 E, 5.5% 1/1/35	45,000	45,308
Series 2008 C:
0% 1/1/26 (Escrowed to Maturity)	85,000	77,676
0% 1/1/30	85,000	62,540
Series 2014 A, 5.25% 1/1/30	30,000	30,079
Series 2015 A:
5% 1/1/26	10,000	10,066
5% 1/1/26 (Escrowed to Maturity)	5,000	5,065
5.5% 1/1/33	20,000	20,197
Series 2015 C, 5% 1/1/27	195,000	197,196
Series 2019 A, 5% 1/1/40	15,000	14,858
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	65,000	64,919
Series 2014 B, 5% 1/1/27	5,000	4,998
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 B:
5% 1/1/28	45,000	45,393
5% 1/1/33	105,000	105,759
Series 2015 D, 5% 1/1/46	110,000	108,557
Series 2016 C, 5% 1/1/37	100,000	100,956
Series 2016 D, 5.25% 1/1/42	250,000	253,597
Series 2016 G, 5% 1/1/37 (c)	225,000	226,361
Series 2017 A, 5% 1/1/30	125,000	129,012
Series 2017 B, 5% 1/1/33	30,000	30,910
Series 2018 B:
5% 1/1/37	45,000	46,518
5% 1/1/38	20,000	20,459
5% 1/1/48	10,000	10,003
Series 2020 B, 5% 1/1/29	60,000	63,753
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	30,237
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	15,145
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	39,648
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	102,333
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/43	80,000	65,953
Series 2015, 4.125% 5/1/45	125,000	109,177
Series 2020 A, 3% 5/15/50	80,000	51,501
Illinois Fin. Auth. Rev.:
Series 2014 A, 5% 10/1/30	105,000	105,822
Series 2015 A, 4% 11/15/39	565,000	497,038
Series 2016:
3.25% 5/15/39	160,000	119,009
3.25% 11/15/45	15,000	10,292
4% 1/1/25	145,000	145,379
4% 7/1/30	60,000	60,258
4% 12/1/31	25,000	23,522
4% 12/1/40	210,000	173,215
Series 2017 A, 5% 8/1/42	105,000	99,431
Series 2017, 5% 8/15/26	135,000	138,994
Series 2018 A:
5% 10/1/41	25,000	25,340
5% 10/1/48	20,000	20,106
Illinois Gen. Oblig.:
Series 2014, 5% 4/1/27	55,000	55,029
Series 2016 June:
3.5% 6/1/30	210,000	195,295
3.5% 6/1/31	70,000	64,303
Series 2016:
4% 1/1/31	70,000	67,640
5% 2/1/27	140,000	143,893
5% 11/1/36	100,000	100,161
Series 2017 A, 4.5% 12/1/41	35,000	32,307
Series 2017 B, 5% 12/1/24	65,000	65,575
Series 2017 C, 5% 11/1/29	10,000	10,294
Series 2017 D:
3.25% 11/1/26	40,000	38,551
5% 11/1/26	190,000	194,875
5% 11/1/28	140,000	144,552
Series 2018 B, 5% 10/1/24	20,000	20,152
Series 2019 B, 5% 9/1/25	30,000	30,460
Series 2020 D, 5% 10/1/25	50,000	50,803
Series 2021 A:
5% 3/1/27	50,000	51,428
5% 3/1/30	160,000	167,867
Series November 2016, 4.125% 11/1/31	40,000	38,882
5% 7/1/32	160,000	169,037
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	15,000	14,713
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/24	20,000	20,022
5% 6/15/25	5,000	5,003
Series 2016 A, 3% 6/15/33	25,000	21,598
Series 2016 D, 3% 6/15/31	35,000	31,197
Series 2021 A, 4% 6/15/30	60,000	57,834
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	25,009
Series 2014 C, 5% 1/1/30	100,000	101,111
Series 2015 A, 5% 1/1/40	25,000	25,037
Series 2016 A, 5% 12/1/31	50,000	50,662
Series 2017 A, 5% 1/1/36	50,000	52,135
Series 2019 C, 5% 1/1/31	120,000	127,041
Series A, 5% 1/1/45	145,000	148,152
Series B:
5% 1/1/27	25,000	25,989
5% 1/1/30	50,000	53,348
Series C, 5% 1/1/30	95,000	101,362
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	66,462
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	19,118
Series 2010 B1, 0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	600,000	173,209
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	86,920
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	42,974
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	4,656
Series 1998 A, 5.5% 12/15/23	15,000	15,020
Series 2002 A:
0% 12/15/26	95,000	82,267
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,419
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	11,893
Series 2002:
0% 12/15/23	30,000	29,717
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,679
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	15,000	2,544
Northern Illinois Muni. Pwr. Agcy. Rev. (Prairie State Proj.) Series 2016 A, 5% 12/1/29	45,000	46,351
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	51,958
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	30,769
5% 3/1/31	60,000	60,443
5% 3/1/32	115,000	115,676
TOTAL ILLINOIS		7,060,627
Indiana - 0.8%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	46,119
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	47,691
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	72,470
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	35,844
Indiana Fin. Auth. Rev.:
Series 2019 E:
5% 2/1/36	25,000	26,290
5% 2/1/40	65,000	66,901
Series 2021 B, 5% 2/1/41	150,000	157,017
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	45,000	34,328
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	99,025
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	100,755
5% 1/1/31	65,000	65,483
Series 2016 C, 5% 1/1/39	230,000	232,309
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	106,154
5% 2/1/54	25,000	25,223
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	41,255
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,187
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	57,908
TOTAL INDIANA		1,218,959
Iowa - 0.4%
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	118,973
Series 2020 A, 5% 8/1/36	105,000	111,689
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	65,000	63,065
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	31,928
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 A2, 4% 6/1/40	215,000	197,900
TOTAL IOWA		523,555
Kansas - 0.0%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	24,215
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	42,786
TOTAL KANSAS		67,001
Kentucky - 0.7%
Carroll County Envir. Facilities Rev. Series 2008 A, 2% 2/1/32 (c)	365,000	272,302
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,605
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	86,623
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prairie State Proj.) Series 2015 A:
4% 9/1/39	160,000	139,332
5% 9/1/26	190,000	191,779
5% 9/1/42	5,000	4,655
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	30,907
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	48,426
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	72,588
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2017 A, 3.25% 5/15/46	100,000	71,645
TOTAL KENTUCKY		977,862
Louisiana - 0.3%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	5,000	4,464
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	40,000	37,123
Series 2017 A, 5% 4/1/25	25,000	25,395
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	42,029
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	30,000	22,706
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	50,332
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (d)	35,000	31,632
New Orleans Aviation Board Series 2018 A, 4% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	150,000	128,928
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	25,624
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	31,665
Series 2021, 5% 9/1/33	100,000	106,525
TOTAL LOUISIANA		506,423
Maryland - 1.7%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	39,946
Maryland Dept. of Trans.:
Series 2016, 4% 11/1/29	85,000	84,571
Series 2018, 3% 5/1/31	40,000	36,877
Series 2021 B, 4% 8/1/51 (c)	100,000	81,747
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	30,657
Series 2019 1, 5% 3/15/31	70,000	75,031
Series 2019, 5% 3/15/30	50,000	53,652
Series 2020 A:
5% 8/1/29	150,000	162,400
5% 8/1/35	55,000	59,401
Series 2021 2A, 5% 8/1/28	120,000	128,403
Series 2021 A, 5% 8/1/32	75,000	82,693
Series A, 5% 3/15/30	30,000	31,794
Series C, 5% 8/1/24	5,000	5,051
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	50,807
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	100,462
Series 2017 A, 4% 5/15/47	55,000	46,258
Series 2017 MD, 4% 12/1/46	15,000	12,969
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
2.75% 6/1/51	190,000	118,515
4% 6/1/37	115,000	108,086
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	36,434
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	44,493
3% 7/1/47	145,000	101,434
4% 7/1/40	180,000	165,713
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	86,045
Series 2015 B, 3% 12/1/29	70,000	65,216
Series 2020 B, 4% 11/1/31	100,000	102,926
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	290,000	260,296
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	150,000	153,660
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	9,299
5% 6/1/34	65,000	66,995
TOTAL MARYLAND		2,401,831
Massachusetts - 3.1%
Boston Gen. Oblig. Series A, 5% 4/1/26	40,000	41,394
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2005 A, 5% 7/1/25	55,000	56,165
Series 2007, 5.25% 7/1/28	40,000	43,237
Series A, 5.25% 7/1/28	20,000	21,618
Series B, 5% 7/1/33	5,000	5,100
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhanacement and Accelerated Bridge Programs) Series 2016 B, 4% 6/1/45	175,000	157,899
(Rail Enhancement & Accelerated Bridge Prog.):
Series 2017 A, 5% 6/1/47	20,000	20,258
Series 2018 A, 5% 6/1/48	130,000	131,973
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	126,530
Series 2015 A, 3.25% 6/1/35	150,000	136,159
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	21,993
Series 2018 L, 4% 7/1/44	165,000	148,310
Series BB1, 4% 10/1/46	25,000	21,920
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	10,000	6,906
Series D, 4% 7/1/45	25,000	19,563
Series F, 5% 8/15/24	110,000	110,686
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	60,262
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,038
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	132,665
Series 2015 A, 5% 7/1/26	130,000	134,774
Series 2016 B:
4% 7/1/33	75,000	75,107
5% 7/1/27	5,000	5,268
Series 2016 G:
3% 9/1/46	10,000	7,146
4% 9/1/32	75,000	75,201
Series 2017 A:
5% 4/1/35	100,000	104,150
5% 4/1/47	155,000	157,022
Series 2017 E, 5% 11/1/24	60,000	60,827
Series 2017 F:
5% 11/1/41	200,000	205,009
5% 11/1/44	20,000	20,410
Series 2018 C, 5% 9/1/30	150,000	164,312
Series 2018 E, 5% 9/1/25	100,000	102,432
Series 2019 A, 5% 1/1/49	70,000	71,260
Series 2019 C, 5% 5/1/41	25,000	25,881
Series 2019 G:
3% 9/1/39	200,000	159,640
5% 9/1/29	150,000	162,891
5% 9/1/32	75,000	75,661
Series 2021 B, 3% 4/1/47	140,000	98,952
Series 2021 C, 5% 9/1/29	50,000	54,297
Series A:
5% 3/1/29	175,000	188,922
5% 7/1/29	70,000	72,644
5% 7/1/31	45,000	46,572
Series B:
2% 3/1/34	170,000	133,862
5% 7/1/26	40,000	41,469
5% 7/1/27	20,000	21,071
Series C, 5% 5/1/30	35,000	38,198
Series D, 5% 7/1/26	40,000	41,469
Series E:
5% 11/1/23	60,000	60,051
5% 11/1/26	20,000	20,842
Series F, 5% 11/1/40	15,000	15,404
Series G, 5% 9/1/33	55,000	55,484
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	73,986
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	20,000	17,229
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	48,318
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 D, 4.75% 8/15/32 (Pre-Refunded to 8/15/25 @ 100)	185,000	188,079
Series 2016 B, 5% 11/15/46	30,000	30,397
Series A, 5% 8/15/45	50,000	51,411
Series C, 5% 11/15/34	35,000	36,267
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,951
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	145,000	160,875
Series 2020 B, 5% 8/1/43	140,000	145,483
TOTAL MASSACHUSETTS		4,526,900
Michigan - 1.9%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	180,000	193,753
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	15,288
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	51,150
Series 2018 A, 5% 7/1/27	65,000	67,508
Lincoln Consolidated School District Series 2016 A, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	330,000	331,852
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	15,005
Series I:
5% 4/15/26	40,000	40,894
5% 10/15/28	25,000	25,782
5% 10/15/30	15,000	15,469
Series 2016 I, 5% 4/15/36	115,000	118,732
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	8,414
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	20,000	20,107
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,091
Series 2014 C3, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	70,000	70,399
Series 2014 D2, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	175,000	175,934
Series 2014, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,186
Series 2016:
3% 11/15/33	240,000	202,245
3.25% 11/15/42	25,000	17,691
4% 11/15/46	50,000	42,630
5% 11/15/23	55,000	55,033
Series 2018 B, 5% 10/1/28	130,000	139,022
Series 2019 A:
4% 2/15/47	40,000	33,945
5% 2/15/34	55,000	57,150
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	36,737
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 4.05% 10/1/48	100,000	81,684
Series 2020 A1, 2.7% 10/1/45	160,000	106,247
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.1% 12/1/44	210,000	150,972
Series B, 3.1% 12/1/31	50,000	44,912
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	35,297
5% 6/30/28 (c)	15,000	15,240
5% 12/31/28 (c)	55,000	55,968
5% 6/30/29 (c)	60,000	61,015
5% 6/30/31 (c)	70,000	71,258
5% 12/31/31 (c)	20,000	20,359
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	24,321
Muskegon City Pub. Schools Series 2021 II, 5% 5/1/51	60,000	60,375
Univ. of Michigan Rev. Series 2015, 5% 4/1/32 (Pre-Refunded to 4/1/26 @ 100)	125,000	128,994
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	52,211
Series 2021 B, 5% 12/1/35 (c)	50,000	51,369
TOTAL MICHIGAN		2,745,239
Minnesota - 1.4%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	22,543
Forest Lake Independent School District No. 831 Gen. Oblig. (MN School District Cr. Enhancement Prog.) Series 2016 A, 3.25% 2/1/46	200,000	150,603
Hennepin County Gen. Oblig.:
Series 2019 B, 5% 12/15/29	120,000	128,445
Series 2020 C, 5% 12/15/35	250,000	267,722
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	35,018
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	112,021
Series 2015 B, 2.95% 8/1/27	40,000	38,086
Series 2017 A, 5% 10/1/28	25,000	26,440
Series 2018 B, 3.25% 8/1/36	5,000	4,432
Series 2019 B, 5% 8/1/27	100,000	105,433
Series 2020 A, 5% 8/1/33	100,000	108,625
Series 2021 A:
4% 9/1/39	455,000	439,642
5% 9/1/29	125,000	135,255
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	105,000	101,968
Series 2021 H, 2.55% 1/1/46	285,000	195,814
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	96,225
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	14,618
TOTAL MINNESOTA		1,982,890
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	15,487
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	66,592
5% 8/1/27	50,000	51,844
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	68,020
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	150,034
5% 10/15/28	25,000	25,985
TOTAL MISSISSIPPI		377,962
Missouri - 0.4%
Bi-State Dev. Agcy. Series 2019, 4% 10/1/48	180,000	156,623
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (c)	65,000	63,893
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	27,934
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	55,323
Series 2016, 5% 11/15/28	10,000	10,186
Series 2017 C, 3.625% 11/15/47	25,000	18,951
Series 2019 A, 4% 2/15/49	140,000	115,805
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	30,000	26,783
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	44,630
(Prairie State Proj.) Series 2016 A, 4% 12/1/36	40,000	36,940
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	49,197
TOTAL MISSOURI		606,265
Montana - 0.2%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	65,896
Series 2019 A:
4% 1/1/36	110,000	106,296
5% 1/1/30	150,000	160,994
TOTAL MONTANA		333,186
Nebraska - 0.2%
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	113,573
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	44,182
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	71,175
TOTAL NEBRASKA		228,930
Nevada - 0.5%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	41,115
Clark County Fuel Tax:
Series 2016 A, 5% 11/1/25	130,000	133,206
Series 2016 B, 5% 11/1/27	50,000	51,745
Series 2019 A:
5% 12/1/24	45,000	45,593
5% 12/1/28	40,000	42,758
Series 2019:
3% 6/1/38	65,000	50,879
5% 6/1/25	25,000	25,482
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	10,423
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	141,013
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	20,000	15,321
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	68,930
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	95,000	80,988
Series 2018 C, 4% 7/1/48	50,000	42,935
Washoe County School District Series 2017 C, 3.125% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	50,000	39,587
TOTAL NEVADA		789,975
New Jersey - 3.7%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	69,242
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/29 (Pre-Refunded to 6/15/26 @ 100)	225,000	232,555
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	37,613
5% 11/1/31	35,000	36,818
Series UU:
5% 6/15/40	10,000	10,048
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,036
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	15,357
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	110,000	78,444
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	29,907
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	20,000	20,008
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	40,000	40,289
Series 2015 XX, 4% 6/15/24	10,000	9,985
Series 2016 AAA, 5% 6/15/41 (Pre-Refunded to 12/15/26 @ 100)	55,000	57,350
Series 2018 EE, 5% 6/15/33	80,000	85,987
Series PP, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,036
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,002
Series WW:
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	30,000	30,597
5.25% 6/15/28	30,000	30,431
Series XX, 4.375% 6/15/27	60,000	59,924
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	61,526
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	45,000	45,357
5% 9/1/26	135,000	135,911
Series 2014:
5% 6/15/24	5,000	5,027
5% 6/15/28	50,000	50,263
Series A, 4% 7/1/47	40,000	31,819
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	20,004
Series 2014, 4% 6/1/34	10,000	9,964
Series 2016, 5% 6/1/24	25,000	25,186
Series 2020 A, 3% 6/1/32	90,000	79,105
Series 2021, 2% 6/1/37	105,000	71,229
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,000
5% 10/1/26	135,000	138,444
5% 10/1/27	15,000	15,552
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	39,584
Series 2016:
3% 7/1/32	25,000	20,557
3.125% 7/1/33	150,000	122,914
Series 2017 A, 4% 7/1/52	125,000	106,035
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (c)	50,000	44,027
Series 2019 A, 5% 12/1/27	35,000	36,367
Series 2019 B, 3.25% 12/1/39 (c)	50,000	45,209
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	28,089
5% 6/1/29	130,000	134,354
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	25,523
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	31,007
Series 2014 A:
4% 1/1/35	110,000	104,274
5% 1/1/27	50,000	50,333
5% 1/1/29	45,000	45,296
Series 2015 E, 5% 1/1/45	240,000	241,125
Series 2016 A, 5% 1/1/33	50,000	51,113
Series 2017 A, 5% 1/1/35	110,000	113,448
Series 2017 B, 4% 1/1/35	30,000	29,806
Series 2017 E:
5% 1/1/29	15,000	15,806
5% 1/1/31	155,000	162,528
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	28,516
0% 12/15/25	60,000	54,651
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	45,000	34,599
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	40,000	26,582
Series 2008 A:
0% 12/15/23	45,000	44,608
0% 12/15/37	45,000	22,126
0% 12/15/38	35,000	16,225
Series 2010 A:
0% 12/15/25	40,000	36,371
0% 12/15/27	30,000	25,134
0% 12/15/29	20,000	15,321
0% 12/15/32	65,000	42,810
0% 12/15/33	15,000	9,432
Series 2010 A3, 0% 12/15/34	140,000	83,710
Series 2010 D, 5% 12/15/24	135,000	136,318
Series 2015 AA:
4.625% 6/15/30	165,000	165,834
5.25% 6/15/31	135,000	136,938
5.25% 6/15/32	70,000	70,963
Series 2016 A, 5% 6/15/30	25,000	25,466
Series 2018 A:
5% 12/15/24	55,000	55,537
5% 12/15/34	250,000	257,945
Series 2021 A, 5% 6/15/30	305,000	324,414
Series 2022 CC, 5% 6/15/48	230,000	232,812
Series A:
0% 12/15/26	90,000	78,525
0% 12/15/31	30,000	20,779
5% 6/15/30	50,000	50,931
Series A1, 4.1% 6/15/31	15,000	14,940
Series AA:
4% 6/15/36	20,000	19,138
5.25% 6/15/27	20,000	20,300
Series BB, 5% 6/15/33	75,000	77,641
Series C, 5.25% 6/15/32	65,000	65,561
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	25,287
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2014 A, 5% 11/1/39	230,000	219,731
TOTAL NEW JERSEY		5,440,556
New Mexico - 0.5%
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	40,000	40,075
New Mexico Mtg. Fin. Auth.:
Series 2019 F:
3.05% 7/1/44	100,000	81,001
3.5% 7/1/50	55,000	52,901
Series 2021 C, 3% 1/1/52	340,000	319,126
New Mexico Severance Tax Rev.:
Series 2018 A, 5% 7/1/25	65,000	66,332
Series 2022 B, 5% 7/1/31	135,000	147,967
TOTAL NEW MEXICO		707,402
New York - 14.4%
Battery Park City Auth. Rev. Series 2019 A, 5% 11/1/49	190,000	194,912
Brookhaven Gen. Oblig. Series 2020 C, 5% 1/15/27	115,000	120,746
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	17,324
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	100,000	90,529
4% 7/1/43	165,000	137,754
5% 7/1/29	60,000	61,799
5% 7/1/37	100,000	100,773
Series 2017 A:
5% 7/1/24	30,000	30,281
5% 10/1/29	15,000	15,631
5% 10/1/47	30,000	31,324
Series 2018 B, 5% 10/1/38	45,000	47,264
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	129,251
4% 7/1/41	40,000	33,524
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	118,884
4% 2/15/44	35,000	31,185
5% 2/15/30	55,000	57,197
5% 2/15/39	40,000	40,994
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	115,000	125,046
Series 2007, 5.5% 10/1/37	25,000	27,043
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	90,000	71,206
Series 2016 B, 5% 9/1/46	40,000	40,473
Series 2017, 5% 9/1/47	30,000	30,433
Series 2018, 5% 9/1/35	20,000	20,909
Series 2019 A, 5% 9/1/26	150,000	155,654
Series 2020 A, 5% 9/1/30	120,000	130,526
Monroe County Indl. Dev. Corp.:
(Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	30,640
Series 2015 A, 5% 7/1/27	105,000	106,925
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	258,624
Series 2008 L6, 5% 4/1/31	50,000	53,031
Series 2014 I, 4% 3/1/39	410,000	383,941
Series 2016 A, 5% 8/1/26	150,000	152,857
Series 2016, 3% 8/1/34	25,000	22,230
Series 2017 B1, 4% 10/1/40	260,000	240,804
Series 2017, 5% 8/1/27	25,000	26,221
Series 2018 1, 5% 8/1/28	10,000	10,484
Series 2018 B-1, 3.25% 10/1/42	55,000	42,989
Series 2018 E1, 5% 3/1/31	240,000	250,814
Series 2019 E, 5% 8/1/25	30,000	30,657
Series 2020 A, 4% 8/1/44	20,000	17,806
Series 2020 A1, 5% 8/1/35	120,000	126,472
Series 2020 C, 5% 8/1/26	200,000	206,899
Series 2021 C, 5% 8/1/29	260,000	278,372
Series 2023 B1, 5.25% 10/1/47	235,000	244,188
Series B1, 5% 10/1/32	70,000	74,501
Series D:
4% 12/1/41	50,000	45,661
4% 3/1/42	125,000	113,054
Series E, 5% 8/1/26	75,000	77,587
Series J, 5% 8/1/24	50,000	50,469
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	14,515
Series 2016 I1A, 3.95% 11/1/36	70,000	65,213
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	66,612
Series 2019 E1, 3.25% 11/1/49	30,000	20,935
Series 2020 D1B, 2.4% 11/1/50	75,000	42,156
Series 2021 A1, 2.05% 11/1/33	135,000	103,348
Series 2021 C1, 2.25% 11/1/41	110,000	71,163
Series 2021 G, 2.15% 11/1/36	125,000	88,944
Series 2021 K1, 2.45% 11/1/41	160,000	107,631
Series E1, 3.45% 5/1/59	10,000	6,852
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	78,149
0% 3/1/37	50,000	26,340
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	4,616
0% 3/1/44	45,000	15,367
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	8,045
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 4% 6/15/38	65,000	61,714
Series 2015 HH, 5% 6/15/29	65,000	66,000
Series 2016 BB, 5% 6/15/46	40,000	40,107
Series 2017 DD, 5.25% 6/15/47	60,000	61,132
Series 2017 EE, 5% 6/15/36	60,000	61,960
Series 2018 AA, 5% 6/15/37	5,000	5,138
Series 2018 DD1, 5% 6/15/48	15,000	15,201
Series 2018 FF, 5% 6/15/40	135,000	138,614
Series 2019 AA, 5% 6/15/27	150,000	157,758
Series 2019 DD, 5.25% 6/15/49	65,000	66,520
Series 2020 CC1:
4% 6/15/39	100,000	94,024
4% 6/15/49	35,000	30,636
Series 2020 FF, 5% 6/15/41	190,000	197,071
Series 2022 CC1, 4% 6/15/52	150,000	129,647
Series BB, 5% 6/15/49	180,000	182,783
Series CC:
4% 6/15/42	90,000	82,285
5% 6/15/30	25,000	26,891
Series DD:
5% 6/15/25	75,000	75,140
5% 6/15/36	95,000	95,282
Series EE, 5% 6/15/32	10,000	10,191
Series FF, 4% 6/15/37	80,000	77,074
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	230,000	230,717
Series 2018 S 4A, 5% 7/15/34	5,000	5,242
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	70,630
Series 2018 S3, 3.625% 7/15/47	155,000	124,690
Series 2018 S4, 5% 7/15/31	30,000	31,588
Series 2023 S 1A, 5% 7/15/28	400,000	426,090
Series S1:
5% 7/15/26	50,000	51,310
5% 7/15/27	15,000	15,189
5% 7/15/29	60,000	60,739
5% 7/15/35	35,000	36,104
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	75,498
Series 2014, 5% 11/1/25	30,000	30,138
Series 2015 A, 5% 8/1/29	100,000	100,662
Series 2015 E1, 5% 2/1/41	500,000	502,562
Series 2016 A, 5% 5/1/40	15,000	15,121
Series 2016 B1, 5% 11/1/35	105,000	106,888
Series 2017 C, 5% 11/1/24	135,000	136,660
Series 2017 F:
3% 5/1/34	50,000	45,358
4% 5/1/37	80,000	76,993
Series 2018 A, 5% 8/1/38	55,000	55,910
Series 2018 B, 5% 8/1/45	50,000	50,366
Series 2018 B1, 5% 8/1/29	150,000	153,915
Series 2019 C, 4% 11/1/37	30,000	28,650
Series 2019 C1, 4% 11/1/36	50,000	48,505
Series 2020 B1, 4% 11/1/45	415,000	370,797
Series 2020 C1, 5% 5/1/41	100,000	102,922
Series 2021 A, 5% 11/1/31	150,000	161,467
Series 2021 C1, 4% 5/1/38	100,000	94,622
Series 2021 F1, 5% 11/1/32	170,000	183,540
Series 2022 C1, 5% 2/1/37	100,000	105,961
Series 2023 F1, 5.25% 2/1/47	190,000	197,566
Series A, 4% 11/1/35	80,000	79,007
Series A1, 5% 8/1/24	50,000	50,477
Series B:
4% 8/1/38	100,000	94,643
4% 8/1/39	20,000	18,705
Series B1, 5% 11/1/28	30,000	30,599
Series C:
3.25% 11/1/43	140,000	108,880
4% 2/1/27	70,000	70,687
5% 11/1/26	40,000	41,565
Series C1:
4% 5/1/40	10,000	9,274
4% 5/1/44	30,000	27,015
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	15,117
4% 4/1/28	75,000	75,701
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	58,659
0% 11/15/36	100,000	51,151
0% 11/15/38	75,000	33,504
0% 11/15/44	75,000	22,966
New York Dorm. Auth. Personal Income Tax Rev. Series 2016 D, 5% 2/15/26	115,000	118,375
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	90,211
5% 7/1/30	20,000	21,439
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	20,000	20,236
Series 2015 A:
4.125% 5/1/42	50,000	43,628
5% 5/1/33	40,000	40,267
5% 7/1/40	235,000	231,979
Series 2018 A:
4% 8/1/38	60,000	52,435
5% 8/1/25	100,000	98,920
Series 2019 A, 5% 7/1/27	20,000	21,071
Series 2019 C, 4% 7/1/49	45,000	39,321
Series 2020 A:
4% 7/1/50	130,000	112,189
5% 7/1/30	190,000	208,942
5% 10/1/31 (Assured Guaranty Muni. Corp. Insured)	225,000	237,186
Series 2020 A2, 5% 7/1/31	25,000	27,268
Series 2020, 3% 2/1/50	55,000	36,201
Series 2021 A, 5% 7/1/26	100,000	102,357
Series 2021 B, 3% 7/1/45	100,000	68,904
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	82,168
Series 2017 A:
5% 3/15/43	75,000	76,016
5% 3/15/44	210,000	212,621
Series 2018, 5% 3/15/48	75,000	75,906
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	9,278
Series 2018 A, 5% 6/15/30	50,000	53,253
Series 2019 B, 5% 6/15/31	25,000	27,044
(New York City Muni. Wtr. Fin. Auth. Projs. - Second Resolution Bonds) Series 2023 B, 5% 6/15/32	135,000	152,224
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 2, 2.625% 9/15/69	150,000	129,286
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	150,889
3% 11/15/28	190,000	181,838
Series 2016 A:
5% 11/15/26	90,000	93,915
5.25% 11/15/28	150,000	156,004
New York Metropolitan Trans. Auth. Rev.:
Series 2012 H, 3% 11/15/28	30,000	27,430
Series 2013 C, 5% 11/15/38	75,000	74,290
Series 2014 A1:
5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	50,059
5.25% 11/15/39	105,000	104,890
Series 2015 B, 4% 11/15/45	250,000	211,559
Series 2015 C, 5% 11/15/34	80,000	80,297
Series 2015 F, 3.25% 11/15/31	35,000	31,692
Series 2016 C1:
4% 11/15/46	120,000	100,779
5% 11/15/30	395,000	401,486
Series 2016 C2A, 3% 11/15/38	25,000	18,868
Series 2016 D:
3% 11/15/32	50,000	43,585
5% 11/15/27	10,000	10,199
Series 2017 A2, 5% 11/15/24	100,000	100,828
Series 2017 C1:
4% 11/15/34	55,000	52,786
4% 11/15/35	160,000	151,620
5% 11/15/24	20,000	20,166
5% 11/15/25	45,000	45,714
5% 11/15/28	25,000	25,894
Series 2017 D:
4% 11/15/42	85,000	73,757
5% 11/15/27	100,000	102,891
Series 2018 B:
5% 11/15/25	35,000	35,555
5% 11/15/27	20,000	20,578
Series 2019 B, 4% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	40,000	34,673
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27 (Escrowed to Maturity)	110,000	115,041
Series 2017 B:
5% 2/15/39	15,000	15,333
5% 2/15/43	50,000	50,733
Series 2018 A, 5% 3/15/32	50,000	52,707
Series 2019 A:
5% 3/15/39	100,000	102,540
5% 3/15/40	90,000	92,054
Series 2019 D, 3% 2/15/49	120,000	81,227
Series 2020 A, 3% 3/15/49	105,000	71,144
Series 2022 A, 4% 3/15/39	220,000	206,239
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.):
Series 2014 B, 5% 11/15/39	5,000	5,007
Series 2017 C, 5% 8/15/47	175,000	178,054
Series 2019 A, 5% 2/15/49	30,000	30,923
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	32,119
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	55,000	34,879
Series 2019 R, 3.15% 11/1/54	25,000	15,984
Series 2021 G, 2.4% 11/1/41	210,000	141,001
Series L, 3.45% 11/1/42	25,000	19,447
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 225, 2.3% 10/1/40	155,000	101,700
Series 220, 2.85% 10/1/44	25,000	17,165
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	4,546
New York State Urban Dev. Corp. Series 2020 A:
4% 3/15/45	65,000	57,496
4% 3/15/49	85,000	73,718
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	66,795
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	100,166
Series 2014 K, 5% 1/1/26	80,000	80,962
Series 2016 A, 5% 1/1/51	30,000	29,930
Series 2019 B, 3% 1/1/46	50,000	34,444
Series 2020 N, 4% 1/1/47	200,000	174,308
Series K:
5% 1/1/28	10,000	10,115
5% 1/1/29	90,000	91,028
Series L, 5% 1/1/34	70,000	73,339
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	30,281
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	25,295
4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	24,426
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	43,745
5% 12/1/25 (c)	105,000	105,968
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/35 (c)	150,000	153,164
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	40,087
Series 2016 A, 5% 3/15/26	20,000	20,559
Series 2019 A:
5% 3/15/42	15,000	15,227
5% 3/15/44	25,000	25,312
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	60,440
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	26,102
5% 12/1/40	160,000	166,515
Suffolk County Gen. Oblig. Series 2015 C, 5% 5/1/27	15,000	15,066
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	41,327
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	77,064
Triborough Bridge & Tunnel Auth. Series 2021 C3, 4% 5/15/51	540,000	463,175
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	40,473
Series 2013 A:
0% 11/15/30	105,000	76,299
0% 11/15/32	35,000	23,036
Series 2013 B, 4% 11/15/23	50,000	50,000
Series 2016 A:
5% 11/15/31	100,000	102,376
5% 11/15/41	25,000	25,247
Series 2017 A, 5% 11/15/26	50,000	51,838
Series 2017 B:
5% 11/15/25	80,000	81,933
5% 11/15/36	90,000	92,307
Series 2018 C, 5% 11/15/37	25,000	25,974
Series 2019 A, 5% 11/15/49	45,000	45,484
Series 2021 A, 5% 11/1/25	140,000	143,566
Series B, 5% 11/15/31	200,000	217,794
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	75,017
Series 2017:
5% 12/15/38	25,000	25,691
5% 12/15/41	50,000	51,112
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	34,205
TOTAL NEW YORK		21,032,508
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Series 189, 5% 5/1/30	20,000	20,301
Series 194:
5% 10/15/25	25,000	25,641
5% 10/15/30	35,000	35,690
5% 10/15/32	55,000	56,040
5% 10/15/35	100,000	101,560
5.25% 10/15/55	50,000	50,458
Series 198, 5% 11/15/46	15,000	15,019
Series 2012 171, 4% 1/15/42	205,000	187,903
Series 2013 177th, 4% 1/15/43 (c)	195,000	169,059
Series 2014 185, 5% 9/1/25 (c)	120,000	120,739
Series 2014, 3% 7/15/28 (c)	50,000	46,470
Series 2015 189, 5% 5/1/45	140,000	140,556
Series 2017 202, 5% 10/15/34 (c)	580,000	589,380
Series 2018 209, 5% 7/15/34	70,000	73,455
Series 2019 217, 5% 11/1/30	100,000	107,482
Series 202, 5% 10/15/30 (c)	20,000	20,377
Series 2020 222, 5% 7/15/31	75,000	80,617
Series 2021 223, 5% 7/15/31 (c)	55,000	57,562
Series 207, 5% 9/15/26 (c)	185,000	188,351
Series 209, 5% 7/15/31	30,000	31,615
TOTAL NEW YORK AND NEW JERSEY		2,118,275
North Carolina - 1.2%
Charlotte Int'l. Arpt. Rev. Series 2021 A, 4% 7/1/41	150,000	140,673
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	150,000	151,282
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	85,572
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	41,816
Series 2019, 4% 3/1/34	210,000	210,431
Series 2022, 5% 9/1/32	130,000	145,653
North Carolina Gen. Oblig. Series 2016 A, 5% 6/1/27	70,000	72,604
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	30,344
5% 3/1/28	50,000	50,639
Series 2019:
5% 3/1/31	45,000	47,985
5% 3/1/33	75,000	79,694
5% 3/1/34	40,000	42,473
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	30,567
Series 2020 B:
5% 5/1/24	100,000	100,636
5% 5/1/29	20,000	21,476
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2016 A, 5% 6/1/28	65,000	68,805
Series 2020 A, 4% 10/1/45	55,000	44,187
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B, 0% 1/1/37 (Assured Guaranty Corp. Insured)	150,000	78,962
Series 2018, 5% 1/1/31	85,000	88,316
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	65,428
Wake County:
Series 2019 A, 3% 3/1/36	50,000	43,254
Series 2022 A, 5% 2/1/31	100,000	110,244
TOTAL NORTH CAROLINA		1,751,041
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	32,807
Ohio - 1.9%
Allen County Hosp. Facilities Rev. Series 2015 A, 4% 11/1/44	245,000	213,972
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,008
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	240,000	252,602
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	100,057
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	115,000	121,311
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	25,194
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	45,048
Series 2018 A, 5% 4/1/30	120,000	128,010
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	49,000
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	30,603
Franklin County Rev. Series 2017 OH:
4% 12/1/46	70,000	60,520
5% 12/1/46	65,000	64,444
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	45,000	22,599
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	189,284
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	65,000	52,811
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	20,772
Series 2015 C:
5% 11/1/28	35,000	35,629
5% 11/1/30	50,000	50,646
Series 2017 C, 5% 8/1/26	25,000	25,917
Series 2018 A, 5% 2/1/29	25,000	25,674
Series 2019 A, 5% 5/1/27	60,000	62,935
Series 2021 B, 5% 9/15/31	120,000	132,053
Series R, 5% 5/1/24	15,000	15,092
Series S, 5% 5/1/29	50,000	51,567
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	41,936
Series 2021 B, 5% 1/1/28	100,000	105,233
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	19,568
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	125,000	117,896
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	20,877
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	40,490
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	9,268
Series 2013 A2, 0% 2/15/37	20,000	10,760
Series A, 0% 2/15/41	60,000	25,011
Series A, 5% 2/15/51	50,000	51,276
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	57,768
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	31,401
Series 2019 B, 3% 6/1/46	90,000	64,457
Series 2020 A:
5% 6/1/33	90,000	97,699
5% 12/1/40	80,000	83,542
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	285,000	228,219
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	7,519
TOTAL OHIO		2,793,668
Oklahoma - 0.4%
Cleveland County Edl. Facilities Auth. (Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	110,000	111,820
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	128,349
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	9,646
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (Assured Guaranty Muni. Corp. Insured)	140,000	117,493
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	15,042
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	31,433
Series 2017 D, 5% 1/1/26	65,000	66,764
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	86,017
TOTAL OKLAHOMA		566,564
Oregon - 1.0%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	10,347
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	39,364
0% 6/15/36	85,000	47,067
0% 6/15/39	155,000	70,201
Series B, 0% 6/15/34	35,000	21,864
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	35,796
Deschutes Ore Pub. Libr District Series 2021, 3% 12/1/41	205,000	152,779
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	15,739
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	84,387
5% 8/15/45	50,000	49,076
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	20,024
Oregon Facilities Auth. Rev.:
(Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	15,013
Series 2022 A, 5% 6/1/52	230,000	218,473
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	184,396
Series A, 4% 5/1/37	110,000	106,522
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	15,177
Series 2019 A, 5% 7/1/30	100,000	106,659
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	105,050
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	29,906
5% 5/15/29	100,000	104,826
Tri-County Metropolitan Trans. District Rev. Series 2018 A, 3.25% 10/1/34	50,000	44,071
TOTAL OREGON		1,476,737
Pennsylvania - 3.3%
Allegheny County Series C77, 5% 11/1/43	25,000	25,488
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (c)	390,000	382,274
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	4,332
5% 4/1/27	100,000	102,503
Series 2019 A, 5% 7/15/33	110,000	115,501
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	155,977
Chester County Indl. Dev. Auth. Rev. (Longwood Gardens, Inc. Proj.) Series 2021, 4% 12/1/46	150,000	130,421
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	60,000	54,390
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,079
5% 10/1/46	135,000	136,599
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	31,787
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,038
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 A, 5% 12/1/43	60,000	60,007
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	40,000	34,382
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	77,658
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	29,535
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	53,607
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	41,651
5% 11/15/28	90,000	92,040
Series 2020 A, 4% 4/15/50	25,000	20,911
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	21,383
5% 12/31/28 (c)	160,000	160,489
Series 2014 A, 5% 2/1/45	120,000	116,145
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/26	55,000	55,769
5% 3/15/29	60,000	61,119
Series 2015:
4% 8/15/34	175,000	173,169
5% 8/15/32	60,000	61,407
Series 2016 2, 3% 9/15/36	45,000	36,984
Series 2016:
5% 1/15/28	145,000	150,606
5% 9/15/29	100,000	103,639
Series 2018, 3.75% 3/1/39 (Assured Guaranty Muni. Corp. Insured)	200,000	175,247
Series 2020 1, 5% 5/1/28	100,000	106,085
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	35,000	25,605
5% 8/15/25	90,000	91,677
Pennsylvania Hsg. Fin. Agcy. Series 2019 129, 3.15% 10/1/39	195,000	152,676
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	4,622
Series 2017 124A, 4% 10/1/38 (c)	110,000	108,969
Series 2017 125B, 3.65% 10/1/42	30,000	24,356
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	110,305
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	33,162
Series 2013 B2, 0% 12/1/37 (d)	100,000	84,365
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	25,061
Series 2014 A, 0% 12/1/39 (d)	5,000	4,886
Series 2014 C, 5% 12/1/39	30,000	30,207
Series 2014, 5% 12/1/33	55,000	55,388
Series 2015 A1, 4% 12/1/41	60,000	53,887
Series 2016 B, 5% 6/1/27	160,000	164,190
Series 2017 A, 5.5% 12/1/42	150,000	153,088
Series 2017 A1, 5% 12/1/30	40,000	41,846
Series 2017 B, 5.25% 6/1/47	55,000	55,085
Series 2017 B2, 5% 6/1/25	100,000	101,526
Series 2017, 5% 12/1/40	50,000	50,534
Series 2019 A, 5% 12/1/35	35,000	36,592
Series 2019, 5% 12/1/32	30,000	31,581
Series 2021 A, 4% 12/1/45	180,000	156,736
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	103,837
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	4,725
Philadelphia Gen. Oblig. Series 2015 B, 5% 8/1/25	20,000	20,339
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	51,631
Series 2016 F, 5% 9/1/26	110,000	112,557
Series 2018 B, 4% 9/1/43 (Assured Guaranty Muni. Corp. Insured)	30,000	26,544
Series 2019 A, 5% 9/1/44	30,000	30,165
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	16,121
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	85,999
TOTAL PENNSYLVANIA		4,834,484
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	5,140
Rhode Island - 0.4%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	198,040
Series C, 3% 1/15/36	30,000	25,173
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,001
5% 5/15/31	50,000	50,023
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	260,000	288,940
TOTAL RHODE ISLAND		567,177
South Carolina - 0.9%
Charleston Wtrwks. & Swr. Rev.:
Series 2022 A, 5% 1/1/47	130,000	135,204
Series 2022, 5% 1/1/42	150,000	158,545
South Carolina Jobs-Econ. Dev. Auth.:
(SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	27,818
Series 2023, 4% 2/1/43	200,000	176,921
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	115,467
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	160,000	156,785
Series 2013 B, 5.125% 12/1/43	25,000	24,460
Series 2014 A, 5.5% 12/1/54	25,000	24,887
Series 2014 C:
5% 12/1/29	40,000	40,152
5% 12/1/34	110,000	110,286
5% 12/1/36	45,000	44,644
Series 2016 A:
3.25% 12/1/35	15,000	12,793
5% 12/1/27	50,000	50,905
Series 2016 B, 5% 12/1/33	55,000	55,735
Series 2022 A, 5% 12/1/44	125,000	124,931
Series A, 3% 12/1/41	30,000	21,641
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	86,779
TOTAL SOUTH CAROLINA		1,367,953
Tennessee - 0.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	14,321
3.25% 8/1/44	30,000	21,458
4% 8/1/38	100,000	89,447
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	60,026
Series 2016 A, 4% 1/1/42	10,000	8,545
Series 2019, 4% 11/15/43	55,000	46,674
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	82,229
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	48,104
4% 7/1/54	35,000	29,988
5% 7/1/44	65,000	65,723
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	69,489
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (b)	30,000	29,432
Series 2006 A:
5.25% 9/1/24	125,000	125,361
5.25% 9/1/26	30,000	30,084
Series 2006 C:
5% 2/1/24	10,000	9,993
5% 2/1/27	15,000	14,790
Tennessee Gen. Oblig.:
Series 2016 A, 5% 8/1/35	50,000	51,560
Series 2021 A, 5% 11/1/31	290,000	320,599
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	5,000	4,942
Series 2018 1, 3.85% 7/1/38	45,000	41,909
Series 2018 3, 3.75% 7/1/38	30,000	27,835
Series 2020 1A, 2.4% 1/1/44	15,000	11,177
Tennessee School Board Auth. Series A, 5% 11/1/42	105,000	107,027
TOTAL TENNESSEE		1,310,713
Texas - 9.2%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	51,863
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	99,314
Arlington Higher Ed. Fin. Corp.:
Series 2019 A, 3% 8/15/54	60,000	37,100
Series 2021 A, 3% 2/15/46	210,000	140,888
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	79,662
Austin Independent School District:
Series 2017, 4% 8/1/33	20,000	19,823
Series 2019, 4% 8/1/35	25,000	24,998
Series 2023, 5% 8/1/41	220,000	230,984
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	45,449
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	35,013
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	20,000	15,793
City of Denton Series 2017, 4% 2/15/47	50,000	43,541
Cleveland Independent School District Series 2020 A, 4% 2/15/52	150,000	128,997
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	15,424
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	9,378
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	69,039
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	48,118
Series 2020 A, 3% 2/15/35	120,000	104,380
Series 2023, 4% 2/15/48	415,000	367,844
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 B:
4% 12/1/36	200,000	191,574
4% 12/1/38	350,000	325,930
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	40,000	40,015
Series 2020 A, 5% 11/1/30	55,000	58,930
Series 2020 B, 5% 11/1/33	35,000	37,279
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	5,028
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	160,753
Del Valle Independent School District Series 2020, 4% 6/15/45	400,000	354,015
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	65,628
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	91,660
Series 2021, 3% 8/15/40	150,000	115,410
El Paso County Cmnty. College District Series 2016, 5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	70,000	71,264
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	64,311
El Paso Independent School District Series 2019, 4% 8/15/38	385,000	358,739
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	89,464
Fort Worth Independent School District Series 2016, 4% 2/15/39	130,000	122,593
Frisco Independent School District:
Series 2012 B, 3% 8/15/42	200,000	147,116
Series 2017, 4% 8/15/35	110,000	108,410
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	40,000	42,896
0% 10/1/46 (d)	40,000	41,997
0% 10/1/48 (d)	30,000	31,504
Series 2018 A, 5% 10/1/37	40,000	41,172
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2015, 4% 12/1/45	75,000	62,524
Series 2016 A, 3.125% 7/1/38	210,000	163,043
Harris County Flood Cont. District:
Series 2017 A, 4% 10/1/38	75,000	68,293
Series 2021 A:
4% 10/1/33	150,000	149,951
4% 10/1/46	100,000	89,719
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	101,567
Series 2016 A:
5% 8/15/33	15,000	15,328
5% 8/15/35	140,000	142,420
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	34,541
Series 2019 A, 3% 8/15/44	120,000	85,009
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	41,487
Series 2014 C, 5% 11/15/30	170,000	171,115
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	10,000	2,354
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	25,000	5,548
Houston Arpt. Sys. Rev.:
Series 2018 D, 5% 7/1/38	55,000	56,154
Series 2021 A, 4% 7/1/40 (c)	175,000	158,023
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B, 0% 9/1/33 (AMBAC Insured)	80,000	50,709
Houston Independent School District:
Series 2017, 5% 2/15/27	50,000	52,204
Series 2018, 5% 7/15/27	55,000	57,666
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	75,380
Series 2016 B, 5% 11/15/25	275,000	281,589
Series 2017 B, 5% 11/15/29	45,000	47,078
Series 2019 B, 4% 11/15/44	55,000	48,809
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	15,248
Klein Independent School District Series 2017, 4% 8/1/46	215,000	190,168
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	149,267
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,189
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.9852)	90,000	36,434
Series 2016 A:
0% 8/16/44	10,000	3,354
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	5,000	2,155
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	94,393
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	19,447
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A, 0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	5,000	2,873
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	57,372
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	26,859
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,015
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	37,002
Series 2014 B, 5% 1/1/31	125,000	124,983
Series 2015 A, 5% 1/1/27	100,000	100,844
Series 2017 A, 5% 1/1/28	200,000	204,903
Series 2017 B, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	185,000	179,455
Series 2018:
4.25% 1/1/49	55,000	48,070
5% 1/1/48	20,000	19,979
Series 2021 B, 5% 1/1/31	100,000	107,482
Northside Independent School District:
Series 2016, 4% 6/15/35	400,000	384,409
Series 2019 A, 4% 8/15/36	120,000	117,503
Series 2019, 4% 8/15/49	125,000	109,430
Port of Houston Auth. Series 2021, 4% 10/1/39	85,000	78,779
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/27	40,000	41,061
5% 2/1/32	5,000	5,115
Series 2017, 5% 2/1/29	60,000	62,220
Series 2019:
4% 2/1/28	10,000	10,062
5% 2/1/35	125,000	132,158
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	197,985
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	52,970
San Antonio Wtr. Sys. Rev. Series 2021 A, 4% 5/15/51	300,000	248,010
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	176,243
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	51,754
Tarrant County College Series 2020, 5% 8/15/30	130,000	140,187
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/36	140,000	129,135
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	20,433
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/23	50,000	50,000
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	70,691
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	85,406
Series 2015 A:
5% 10/1/24	55,000	55,596
5% 10/1/26	100,000	102,163
Series 2016 A, 5% 4/1/30	50,000	51,285
Series 2017 A, 5% 10/1/33	50,000	51,915
Series 2017 B:
5% 10/1/29	100,000	104,620
5% 10/1/33	25,000	25,958
Series 2018 B, 5% 8/1/24	45,000	45,419
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/40	100,000	88,199
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	77,879
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	170,000	161,927
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	27,234
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A, 4% 8/15/38	25,000	22,514
Series 2015 C:
5% 8/15/25	90,000	90,159
5% 8/15/29	115,000	115,019
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	60,692
Series 2018 A:
4% 10/15/32	50,000	50,099
4% 10/15/37	40,000	38,418
Series 2018, 5% 8/1/32	130,000	135,359
Series 2019 A:
3% 10/15/39	125,000	99,617
4% 10/15/49	355,000	311,655
Series 2020:
3% 10/15/34	130,000	113,525
5% 8/1/33	15,000	16,275
Series 2021:
5% 8/1/26	125,000	129,618
5% 10/15/33	170,000	186,545
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	119,142
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	60,593
5% 8/15/26	105,000	108,683
Series 2017 B, 3.375% 8/15/44	40,000	30,847
Series 2019 A, 5% 8/15/31	85,000	90,740
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	173,984
Waco Independent School District Series 2022:
3% 8/15/39	345,000	271,117
3% 8/15/40	215,000	165,606
Waller Independent School District Series 2020, 4% 2/15/50	100,000	86,592
Williamson County Series 2022, 4% 2/15/42	395,000	364,731
TOTAL TEXAS		13,325,575
Utah - 0.8%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/29 (c)	525,000	536,066
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	46,841
Series 2017 B1, 5% 8/1/26	200,000	206,845
Series 2021 A1, 4% 8/1/41	145,000	133,045
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	35,094
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,298
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,298
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	155,000	158,083
Series 2016, 4% 12/15/29	25,000	25,013
TOTAL UTAH		1,171,583
Virginia - 2.7%
Arlington County Series 2019, 4% 6/15/35	5,000	5,044
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	55,000	55,021
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	63,267
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	12,828
Series 2016 A, 3% 4/1/36	155,000	129,237
Series 2016 B, 3% 4/1/36	100,000	83,378
Fairfax County Gen. Oblig. Series 2023 A, 4% 10/1/31	465,000	479,805
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	26,025
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	175,639
Loudoun County Sanitation Auth. Wtr. & Swr. Series 2015, 4% 1/1/42	745,000	678,368
Loudoun County Gen. Oblig. Series 2022 A, 4% 12/1/41	145,000	135,349
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	76,586
Norfolk Series 2021 A, 4% 3/1/40	170,000	157,904
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	73,851
Univ. of Virginia Gen. Rev. Series 2017 A, 5% 4/1/42	225,000	230,292
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century Collage and Equip. Programs) Series 2021 A, 3% 2/1/36	55,000	46,432
(21st Century College & Equip. Programs) Series 2019 A, 5% 2/1/29	75,000	80,243
(21St Century College and Equip. Programs) Series 2023 A, 5% 2/1/30	175,000	188,592
(21st Century College and Equip. Progs.):
Series 2015 A:
5% 2/1/25	180,000	182,989
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	66,037
Series 2017 E, 5% 2/1/24	5,000	5,018
Series 2019 C, 5% 2/1/30	15,000	16,015
Series 2017 A, 5% 2/1/24	40,000	40,146
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 3% 9/1/26	55,000	53,306
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	125,983
Series 2016, 3% 5/15/40	105,000	81,274
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,086
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/39 (c)	110,000	99,003
Series 2014, 4% 10/1/38	35,000	31,648
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2020, 4% 11/1/36	400,000	381,299
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	194,367
TOTAL VIRGINIA		3,980,032
Washington - 2.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	46,651
5% 11/1/33	155,000	160,095
5% 11/1/36	30,000	30,741
5% 11/1/41	85,000	86,142
Energy Northwest Elec. Rev.:
Series 2014 A, 4% 7/1/24	150,000	150,140
Series 2015 A, 5% 7/1/25	130,000	132,664
Series 2016 A, 5% 7/1/28	215,000	221,616
Series 2018 C, 5% 7/1/33	30,000	31,774
Series 2020 A, 5% 7/1/28	70,000	74,587
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	56,318
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	12,739
King County School District 210 Series 2018, 5% 12/1/30	80,000	84,280
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (c)	75,000	75,290
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	77,615
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	158,434
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	150,000	130,912
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	7,884
Washington Gen. Oblig.:
Series 2014 E, 5% 2/1/32	110,000	110,282
Series 2015 B, 5% 2/1/28	85,000	86,213
Series 2015 H:
5% 7/1/26	30,000	30,396
5% 7/1/29	40,000	40,489
Series 2016 A1, 5% 8/1/29	10,000	10,180
Series 2016 C:
5% 2/1/33	200,000	205,558
5% 2/1/35	20,000	20,524
Series 2016 R, 5% 7/1/24	125,000	126,106
Series 2017 B, 5% 8/1/29	150,000	155,038
Series 2018 A, 5% 8/1/41	195,000	199,155
Series 2018 C, 5% 8/1/28	55,000	57,773
Series 2018 D, 5% 8/1/28	30,000	31,512
Series 2020 A:
5% 1/1/26	30,000	30,834
5% 8/1/42	165,000	170,820
Series 2020 B, 5% 6/1/37	55,000	57,604
Series 2020 C, 5% 2/1/41	150,000	155,872
Series 2020 E, 5% 6/1/45	15,000	15,465
Series 2021 A, 5% 6/1/41	125,000	130,166
Series 2022 A, 5% 8/1/43	100,000	103,824
Series 2023 A, 5% 8/1/31	225,000	246,490
Series R, 5% 7/1/29	100,000	101,222
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	39,122
Series 2017 B, 3.5% 8/15/38	60,000	49,123
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	42,808
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	22,814
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,062
TOTAL WASHINGTON		3,812,334
West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	67,517
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	81,988
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	25,955
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	100,000	85,805
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	225,000	197,424
TOTAL WEST VIRGINIA		458,689
Wisconsin - 0.9%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	41,279
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	36,129
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	40,787
5% 3/1/46	50,000	48,618
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (c)	10,000	7,203
Wisconsin Envir. Impt. Fund Rev. Series 2017, 5% 6/1/29	10,000	10,178
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	71,861
Series 2021 B, 5% 5/1/35	85,000	90,431
Series 2022 4, 5% 5/1/31	135,000	147,450
Series 3, 5% 11/1/31	30,000	31,386
Series A:
4% 5/1/27	30,000	30,198
5% 5/1/30	125,000	128,293
5% 5/1/34	120,000	121,936
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	55,755
Series 2014 A, 5% 11/15/25	40,000	40,238
Series 2016 A:
3.5% 2/15/46	195,000	133,237
4% 11/15/39	40,000	36,615
Series 2017 A, 5% 4/1/28	35,000	36,059
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	95,887
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	18,337	16,540
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	25,767
TOTAL WISCONSIN		1,245,847
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	20,067
TOTAL MUNICIPAL BONDS (Cost $158,718,718)		143,316,677

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.42% (e)(f) (Cost $1,155,987)	1,155,769	1,155,974

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $159,874,705)	144,472,651
NET OTHER ASSETS (LIABILITIES) - 0.8%	1,130,618
NET ASSETS - 100.0%	145,603,269

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	1,900,963	9,448,986	10,194,000	12,644	-	25	1,155,974	0.0%
Total	1,900,963	9,448,986	10,194,000	12,644	-	25	1,155,974

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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